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                       SUPPLEMENT DATED NOVEMBER 26, 2001

                                      TO

                      PROSPECTUS DATED SEPTEMBER 15, 2001

                                     FOR

                            FUTURITY CORPORATE VUL

             ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)





     Effective immediately, the Prospectus dated September 15, 2001 for Futurity Corporate VUL is supplemented as follows:

The first full paragraph on page 40 is replaced by the following:

We may pay commissions in connection with sales of the Policy, and we may pay bonuses, as well as expense and training allowances. The maximum commission payable will be 40% of premium paid in the first Policy Year, 10% of premium paid in Policy Years two through four, and 3% of premium paid in Policy Years five through seven. We may also pay a commission of -

      - Up to 0.15% of Account Value for Policy Years one through twenty; and

      - Up to 0.10% of Account Value thereafter.

THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF FUTURITY CORPORATE VUL. THIS SUPPLEMENT AND THE PROSPECTUS SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.